General	6 Months Ended
Jun. 30, 2025
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	SciSparc Ltd. (“SciSparc” or the “Company” or the “Group”), a specialty clinical-stage pharmaceutical company, was incorporated in Israel and commenced its operations on August 23, 2004. Until March 2014, SciSparc and its subsidiaries at the time were mainly engaged in developing several innovative immunotherapy products and SciSparc’s own patents in the immunotherapy field. In August 2015, the Company decided to adopt a different business strategy and began focusing on developing a portfolio of approved drugs based on cannabinoid molecules. With this focus, the Company, through its majority owned subsidiary, is currently engaged in development programs based on Δ9-tetrahydrocannabinol (“THC”) and/or non-psychoactive cannabidiol for the treatment of Tourette syndrome, Alzheimer’s disease and agitation, autism spectrum disorder and Status Epilepticus. The headquarters of the Company are located in Tel Aviv, Israel.

The Company’s ordinary shares are listed on Nasdaq and are trading under the symbol “SPRC”.

As of June 30, 2025, the Company had four private subsidiaries, including an inactive company incorporated under the laws of Israel: Evero Health Ltd. (“Evero”); an inactive company incorporated under the laws of Israel: Brain Bright Ltd. (“Brain Bright”); a company incorporated under the laws of Israel: SciSparc Merger Sub Ltd. (“Merger Sub”), a company incorporated under the laws of Israel; and a company incorporated under the laws of the State of Delaware: SciSparc Nutraceuticals Inc. (“SciSparc Nutraceuticals”, together with Evero, Brain Bright, and Merger Sub, the “Subsidiaries”).

On June 24, 2025, the Company announced its intent to effect a one-for-twenty one (1-for-21) reverse share split (the “Reverse Share Split”) of the Company’s issued and outstanding ordinary shares, no par value per share (the “Ordinary Shares”), which became effective at the market open on July 3, 2025. The Reverse Share Split was approved by the Company’s shareholders at the Company’s Annual General Meeting of Shareholders held on October 23, 2024, to be effected at the board of directors’ discretion within the approved parameters.

Consequently, all share numbers, share prices, and exercise prices have been retroactively adjusted in these interim consolidated financial statements for all periods presented to give effect to the Reverse Share Split.

b.	These interim consolidated financial statements should be read in conjunction with the Company’s annual financial statements for the year ended December 31, 2024.
c.	The Company incurred a net loss of $9,412 and had negative cash flows from operating activities of $1,861 for the six-month period ended June 30, 2025. As of June 30, 2025, the Company had a negative working capital of $2,289 and an accumulated deficit of $84,303 as a result of recurring operating losses. As of June 30, 2025, the Company’s cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the consolidated financial statements. The Company’s pharmaceuticals operations are dependent on its ability to raise additional funds from existing and/or new investors. This dependency will continue until the Group is able to completely finance its operations by generating revenue from its pharmaceutical products. These above-mentioned factors raise substantial doubt about the Group’s ability to continue as a going concern.

Following the ongoing uncertainty surrounding AutoMax, the Company recognized a loss on impairment of loans granted to AutoMax in the amount of $5,973 (see also note 5).

The Company intends to finance operating costs over the next twelve months through a combination of actions that may include existing cash on hand and issuing equity and/or debt securities.

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and liabilities and commitments in the normal course of business.

The interim consolidated financial statements for the period ended June 30, 2025, do not include any adjustments to the carrying amounts and classifications of assets and liabilities that might result should the Group be unable to continue as a going concern.

d.	The interim consolidated financial statements of the Company for the six-month period ended on June 30, 2025, were approved for issuance on November 17, 2025. In connection with the preparation of the interim consolidated financial statements and in accordance with authoritative guidance for subsequent events, the Company evaluated subsequent events after the consolidated statements of financial position date of June 30, 2025, through November 17, 2025, the date on which the unaudited interim consolidated financial statements were available to be issued.